Offerings - Offering: 1	Mar. 19, 2025 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 3,456,947,864.76
Fee Rate	0.01531%
Amount of Registration Fee	$ 529,258.72
Offering Note
*
Estimated solely for purposes of calculating the filing fee. The transaction valuation was calculated by multiplying the product of (i) $93.54, which is the average of the high and low sale prices of H&E shares on the Nasdaq Global Market on March 14, 2025 by (ii) the sum of (a) 36,669,386 H&E shares issued and outstanding, which includes 266,116 H&E shares of unvested restricted stock awards that are outstanding and previously granted under the H&E Equity Plans, plus (b) 287,508 H&E shares issuable pursuant to outstanding restricted stock unit awards granted under the H&E Equity Plans whose vesting is conditioned in full or in part based on achievement of performance goals or metrics, assuming “maximum” level achievement of the applicable performance conditions. The calculation of the filing fee is based on information provided by H&E as of March 14, 2025.

**
The filing fee was calculated in accordance with Rule
0-11
under the Securities Exchange Act of 1934, as amended, and Fee Rate Advisory for Fiscal Year 2025, effective October 1, 2024, issued August 20, 2024, by multiplying the transaction value by 0.00015310.